EQ ADVISORS TRUST EQ/Enterprise Moderate Allocation Portfolio

SUPPLEMENT DATED DECEMBER 11, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

This Supplement updates the above-referenced Prospectus, as supplemented, of the EQ/Enterprise Moderate Allocation Portfolio of the EQ Advisors Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding additional Underlying Portfolios in which the EQ/Enterprise Moderate Allocation Portfolio may invest.

Information Relating to Additional Underlying Portfolios

Effective December 20, 2006, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust, added the EQ/Davis New York Venture Portfolio, EQ/Franklin Small Cap Value Portfolio, EQ/Mutual Shares Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio and EQ/Oppenheimer Main Street Small Cap Portfolio to the list of Underlying Portfolios in which the EQ/Enterprise Moderate Allocation Portfolio may invest. Accordingly, on that date, the following changes to the above-referenced prospectus for the EQ/Enterprise Moderate Allocation Portfolio will take effect.

The table in the section of the prospectus entitled “EQ/Enterprise Moderate Allocation Portfolio – Investment Strategy” is supplemented to add the following Underlying Portfolios

Large Cap Equities

EQ/Davis New Venture Portfolio,

EQ/Mutual Shares Portfolio

EQ/Oppenheimer Main Street Opportunity Portfolio

Small/Mid Cap Equities

EQ/Franklin Small Cap Value Portfolio

EQ/Oppenheimer Main Street Small Cap Portfolio

The following is additional information regarding the Underlying Portfolios and ETF. If you would like more information about the Underlying Portfolios, the Prospectuses and Statement of Additional Information are available by contacting your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

LARGE CAP EQUITIES

EQ/Davis New York Venture Portfolio	Seeks long-term growth of capital.	Under normal circumstances, the Portfolio invests in a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities.	• Equity Risk • Financial Services Sector Risk • Foreign Securities Risk • Currency Risk • Depositary Receipts Risk • Large-Cap Company Risk • Portfolio Turnover Risk • Special Situations

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQ/Mutual Shares Portfolio	Seeks capital appreciation, which may occasionally be short-term, and secondarily, income.	Under normal circumstances, the Portfolio will invest mainly in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies that the Adviser believes are undervalued. The Portfolio invests primarily in mid- and large-cap companies with market capitalization greater than %5 billion at the time of investment, but it may invest a significant portion of its net assets in small-cap companies as well.

•     Credit Risk

•     Currency Risk

•     Depositary Receipts Risk

•     Derivatives Risk

•     Distressed Companies Risk

•     Emerging Markets Risk

•     Equity Risk

•     Fixed Income Risk

•     Foreign Securities Risk

•     Interest Rate Risk

•     Investment Company Securities Risk

•     Junk Bonds and Lower Rated Securities Risk

•     Large-Cap Company Risk

•     Liquidity Risk

•     Real Estate Investing Risk

•     Small-Cap and Mid-Cap Company Risk

•     Special Situations Risk

•     Value Investing Risk

EQ/Oppenheimer Main Street Opportunity	Seeks long-term capital appreciation.	Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including ETFs. The Portfolio also may invest up to 15% of its net assets in illiquid and restricted securities.

•     Currency Risk

•     Depositary Receipts Risk

•     Derivatives Risk

•     Emerging Markets Risk

•     Equity Risk

•     Exchange Traded Funds Risk

•     Foreign Securities Risk

•     Investment Company Securities Risk

•     Large-Cap Company Risk

•     Liquidity Risk

•     Small- and Mid-Cap Company Risk

SMALL/MID CAP EQUITIES

EQ/Franklin Small Cap Value Portfolio	Seeks long-term total return	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations within the range of companies in the Russell 2500 Index at the time of purchase. The Portfolio generally invests in equity securities that the Adviser believes are currently undervalued and have potential for capital appreciation.	• Equity Risk • Currency Risk • Depositary Receipts Risk • Foreign Securities Risk • Liquidity Risk • Small- Mid-Cap Companies Risk • Value Investing Risk

5Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQ/Oppenheimer Main Street Small Cap Portfolio	Seeks capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3 billion at the time of purchase. Under normal circumstances, the Portfolio may invest up to 20% of its net assets in securities of mid- and large-capitalization companies if the Adviser believes they offer opportunities for growth.

•      Derivative Risk

•      Equity Risk

•      Exchange Traded Funds Risk

•      Foreign Securities Risk

•      Currency Risk

•      Depositary Receipts Risk

•      Emerging Markets Risk

•      Growth Investing Risk

•      Initial Public Offering Risk

•      Investment Company Securities Risk

•      Large-Cap Company Risk

•      Liquidity Risk

•      Small- and Mid-Cap Company Risk

•      Unseasoned Companies Risk

•      Value Investing Risk

In addition, the following risks are added to the section of the Prospectus entitled “More information on principal risks and benchmarks and the Underlying Portfolios.”

Distressed Companies Risk. Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Exchange Traded Funds Risk. When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time that is unfavorable to the Portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Financial Services Sector Risk. The value of a Portfolio’s shares may be particularly vulnerable to factors affecting the financial services sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in diversified portfolio of securities.

Initial Public Offering (“IPO”) Risk. A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investment. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early states of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the even of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Company Securities Risk. A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Loan Participation Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Real Estate Investing Risk. Investing in REITS exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITS), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Special Situations Risk. A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings tender or exchange offers or other unusual events expected to affect a particular issuer. The EQ/Davis New York Venture Portfolio also may invest in companies that are involved in litigation, companies whose financial reports or corporate governance may be challenged, companies whose annual report may disclose a weakness in internal controls or companies that are involved in other adverse events that may threaten their future. There is a risk that the “special situation” may not be completed on the terms or within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the Portfolio.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.